Income Tax Expense - Summary of Total Income Taxes (Detail) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Income Taxes [line items]
Current tax expense income	€ (2,420)	€ (5,286)	€ (3,766)
Deferred tax liability asset	147	897	(575)
Total	(2,273)	(4,389)	(4,341)
Domestic [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(838)	(2,116)	(2,221)
Deferred tax liability asset			430
Foreign [member]
Disclosure Of Income Taxes [line items]
Current tax expense income	(1,582)	(3,170)	(1,545)
Deferred tax liability asset	€ 147	€ 897	€ (1,005)